Segment Information (Tables)	6 Months Ended
Jun. 30, 2019
Segment Information [Abstract]
Revenue by Geographic Region

	Three Month Period ended June 30, 2019 (unaudited)	Three Month Period ended June 30, 2018 (unaudited)	Six Month Period ended June 30, 2019 (unaudited)	Six Month Period ended June 30, 2018 (unaudited)
Asia	$43,466	$24,027	$101,784	$52,791
Europe	4,232	7,450	9,148	14,701
United States	10,887	10,002	24,712	20,137

Total	$58,585	$41,479	$135,704	$87,629